Interim Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	May 31, 2025	Aug. 31, 2024
Current assets
Cash	$ 6,535	$ 8,331
Amounts receivable	2,691	1,958
Prepayments and other assets	681	1,246
Inventories	11,833	6,249
Total current assets	21,740	17,784
Other long-term assets	4,935	3,259
Mineral property, plant and equipment	85,637	77,817
Total assets	112,312	98,860
Current liabilities
Amounts payable and accrued liabilities	20,114	15,545
Income tax payable	751	1,411
Current portion of deferred revenue	2,281	1,653
Current portion of lease liabilities	1,169	401
Current portion of borrowings	2,980
Derivative financial instrument liabilities	812	2,273
Total current liabilities	28,107	21,283
Lease liabilities	1,906	942
Deferred income tax liability	12,137	9,505
Provision for reclamation	1,197	1,091
Total liabilities	43,347	32,821
Equity
Share capital	167,086	165,945
Share-based payments reserve	9,635	9,151
Warrants reserve	1,700	1,700
Accumulated deficit	(123,651)	(121,893)
Equity attributable to shareholders	54,770	54,903
Non-controlling interest	14,195	11,136
Total equity	68,965	66,039
Total equity and liabilities	$ 112,312	$ 98,860